Convertible Redeemable Preferred Shares - Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Conversion of convertible redeemable preferred shares upon IPO	¥ (1,446,168)
Preferred Shares
Temporary Equity [Line Items]
Balance	¥ 1,395,949	¥ 594,421
Balance (in shares)	43,822,479	32,467,280
Issuance of Preferred Shares		¥ 697,317
Issuance of Preferred Shares (in shares)		11,355,199
Accretions of Preferred Shares to Redemption value	¥ 50,219	¥ 104,211
Conversion of convertible redeemable preferred shares upon IPO	¥ (1,446,168)
Number of shares redesignated	(43,822,479)
Balance		¥ 1,395,949
Balance (in shares)		43,822,479
Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance	¥ 30,440	¥ 27,503
Balance (in shares)	8,000,000	8,000,000
Accretions of Preferred Shares to Redemption value	¥ 1,094	¥ 2,937
Conversion of convertible redeemable preferred shares upon IPO	¥ (31,534)
Number of shares redesignated	(8,000,000)
Balance		¥ 30,440
Balance (in shares)		8,000,000
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance	¥ 99,075	¥ 89,058
Balance (in shares)	10,476,190	10,476,190
Accretions of Preferred Shares to Redemption value	¥ 3,743	¥ 10,017
Conversion of convertible redeemable preferred shares upon IPO	¥ (102,818)
Number of shares redesignated	(10,476,190)
Balance		¥ 99,075
Balance (in shares)		10,476,190
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance	¥ 161,101	¥ 146,208
Balance (in shares)	4,902,554	4,902,554
Accretions of Preferred Shares to Redemption value	¥ 5,544	¥ 14,893
Conversion of convertible redeemable preferred shares upon IPO	¥ (166,645)
Number of shares redesignated	(4,902,554)
Balance		¥ 161,101
Balance (in shares)		4,902,554
Series D convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance	¥ 422,035	¥ 315,565
Balance (in shares)	9,750,676	8,058,410
Issuance of Preferred Shares		¥ 64,806
Issuance of Preferred Shares (in shares)		1,692,266
Accretions of Preferred Shares to Redemption value	¥ 15,618	¥ 41,664
Conversion of convertible redeemable preferred shares upon IPO	¥ (437,653)
Number of shares redesignated	(9,750,676)
Balance		¥ 422,035
Balance (in shares)		9,750,676
Series D+ convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance	¥ 178,035
Balance (in shares)	3,497,954
Issuance of Preferred Shares		¥ 162,184
Issuance of Preferred Shares (in shares)		3,497,954
Accretions of Preferred Shares to Redemption value	¥ 6,688	¥ 15,851
Conversion of convertible redeemable preferred shares upon IPO	¥ (184,723)
Number of shares redesignated	(3,497,954)
Balance		¥ 178,035
Balance (in shares)		3,497,954
Series E convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance	¥ 487,494
Balance (in shares)	6,164,979
Issuance of Preferred Shares		¥ 470,327
Issuance of Preferred Shares (in shares)		6,164,979
Accretions of Preferred Shares to Redemption value	¥ 16,904	¥ 17,167
Conversion of convertible redeemable preferred shares upon IPO	¥ (504,398)
Number of shares redesignated	(6,164,979)
Balance		¥ 487,494
Balance (in shares)		6,164,979
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance	¥ 17,769	¥ 16,087
Balance (in shares)	1,030,126	1,030,126
Accretions of Preferred Shares to Redemption value	¥ 628	¥ 1,682
Conversion of convertible redeemable preferred shares upon IPO	¥ (18,397)
Number of shares redesignated	(1,030,126)
Balance		¥ 17,769
Balance (in shares)		1,030,126